Document And Entity Information	12 Months Ended
Jun. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	ICZOOM GROUP INC.
Trading Symbol	IZM
Document Type	20-F/A
Current Fiscal Year End Date	--06-30
Amendment Flag	true
Amendment Description	ICZOOM Group Inc. (the “Company”) is filing this Amendment No. 1 (this “Form 20-F/A”) to its Annual Report on Form 20-F for the fiscal year ended June 30, 2023 (the “Original Form 20-F”), as originally filed with the Securities and Exchange Commission on October 31, 2023. This Form 20-F/A, which replaces in its entirety the Original Form 20-F, is being filed solely for the purpose of revising certain disclosures regarding the legal and operational risks in China and PRC regulations within Item 3.D, Item 4.A and Item 4.B of the Original Form 20-F.This Form 20-F/A reflects information as of the original filing date of the Original Form 20-F, does not reflect events occurring after that date and does not modify or update in any way disclosures made in the Original Form 20-F, except as specifically noted above. Among other things, forward-looking statements made in the Original Form 20-F have not been revised to reflect events, results, or developments that have occurred or facts that have become known to us after the date of the Original Form 20-F (other than as discussed above), and such forward-looking statements should be read in their historical context. Accordingly, this Form 20-F/A should be read in conjunction with our filings made with the Securities and Exchange Commission subsequent to the filing of the Original Form 20-F.
Entity Central Index Key	0001854572
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41645
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 3801, Building A, Sunhope e·METRO, No. 7018 Cai Tian Road
Entity Address, Address Line Two	Futian District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
Title of 12(b) Security	Class A Ordinary shares, par value $0.16 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	3487
Auditor Name	Alliance LLP
Auditor Location	Singapore
Business Contact
Document Information Line Items
Entity Address, Address Line One	Room 3801, Building A, Sunhope e·METRO, No. 7018 Cai Tian Road
Entity Address, Address Line Two	Futian District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
Contact Personnel Name	Mr. Lei Xia
City Area Code	86 755
Local Phone Number	86036281
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	6,496,874
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	3,829,500